Expense Example - AMG FQ Tax-Managed U.S. Equity Fund	Feb. 01, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	404
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,552
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	567
Expense Example, with Redemption, 10 Years	$ 1,264